Acquisition of Caring Brands, Inc., a Florida Corporation – a Related Party (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Assets and Liabilities Assumed
Cash	$132,650
Prepaid expenses	48,175
Total Assets	180,825

Accounts payable	$160,167
Accrued liabilities	7,885
Intercompany debt	657,311
Total liabilities	825,363

Net book value	$(644,538)

Schedule of Business Acquisitions Pro Forma Information

The following unaudited pro forma statement of operations for the year ended December 31, 2024, reflects the separation pursuant to the Separation Agreement, as if it occurred on January 1, 2024.

			Pro Forma
	Successor	Predecessor	Adjustments	Pro Forma

Revenue	$465	$-	$-	$465
Cost of revenue	2,072	-	-	2,072
Gross profit	(1,607)	-	-	(1,607)
Operating expenses	871,214	654,573	-	1,525,787
Interest expense (income)	(10,030)	67	-	(9,963)
Net Income (loss)	$(862,791)	$(654,640)	$-	$(1,517,431)